Receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Receivables	16Receivables

Accounting policies
Receivables are initially measured at fair value and are subsequently measured at amortized cost if held within a business model with the objective to collect the contractual cash flows, or at fair value through OCI if held within a business model with the objective of both holding to collect contractual cash flows and selling.
Receivables are measured less any impairment losses.
Receivables are de-recognized when the company has transferred substantially all risks and rewards, which includes transactions in which the company enters into factoring transactions, or if the company does not retain control over the receivables.

Accounting estimates
Receivables are subject to impairment assessment, which involves estimating expected credit losses. Refer to
Other financial assets for accounting policies on impairment of financial assets.

Non-current receivables
Non-current receivables are associated mainly with customer financing in the Diagnosis & Treatment segment amounting (net of allowance) to EUR 84 million (2024: EUR 81 million), insurance receivables in the US amounting to EUR 28 million (2024: EUR 33 million) and income tax receivables amounting to EUR 19 million
(2024: EUR 36 million).
Philips has leasing activities where it acts as lessor. In such arrangements, Philips provides the customer with a right to use of medical equipment in exchange for a series of payments. Residual values of assets under lease form an insignificant part of the carrying amount of those assets. Residual values are influenced by asset market prices and are therefore subject to management estimation. Residual values are at least reassessed on an annual basis, or more often when necessary. Reassessments are based on a combination of realization of assets sold, expert knowledge and judgment of local markets. In order to reduce residual value risk exposures there may be residual value guarantees or purchase options embedded in the customer contract. Credit risk for lease receivables is reviewed regularly and mitigated, for example, by retaining a security interest in the leased asset.
The accompanying table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date.
Philips Group
Maturity analysis of lease receivables in millions EUR

	2025	2024
Less than one year	55	33
One to two years	11	20
Two to three years	9	16
Three to four years	8	14
Four to five years	7	12
Over five years	17	19
Total undiscounted lease payments receivable	106	114
Unearned finance income	(10)	(12)
Net investment in lease	96	102
Current receivables
Current receivables of EUR 3,530 million (2024: EUR 3,672 million) as of December 31, 2025, included trade accounts receivable (net of allowance) of EUR 3,339 million (2024: EUR 3,513 million), accounts receivable other of EUR 173 million (2024: EUR 134 million), and accounts receivable from investments in associates of
EUR 19 million (2024: EUR 25 million).
The trade accounts receivable, net, per segment are:
Philips Group
Trade accounts receivable, net in millions of EUR

	2025	2024
Diagnosis & Treatment	1,582	1,687
Connected Care	1,043	1,064
Personal Health	562	575
Other	152	187
Trade accounts receivable, net	3,339	3,513
The aging analysis of trade accounts receivable, net, representing current and overdue but not fully impaired receivables, is presented in the accompanying table.
Philips Group
Aging analysis in millions of EUR

	2025	2024
Current	3,077	3,154
Overdue 1-30 days	54	141
Overdue 31-180 days	171	194
Overdue more than 180 days	37	24
Trade accounts receivable, net	3,339	3,513
The changes in the allowance for doubtful accounts receivable are:
Philips Group
Allowance for accounts receivable in millions of EUR

	2025	2024
Balance as of January 1	245	216
Additions charged to expense	37	112
Deductions from allowance ¹	(45)	(88)
Transfer to assets held for sale	(1)	-
Other movements	(43)	5
Balance as of December 31	193	245
[1]Write-offs for which an allowance was previously provided.
The allowance for doubtful accounts receivable has been established for expected credit losses and is related primarily to receivables that are past due. The allowance presented also includes the allowance for Non-
current customer finance receivables of EUR 1 million (2024: EUR 8 million). Other movements in the current period primarily relate to the reclassification of a provision for contractual allowances for certain Connected
Care receivables, as well as the impact of foreign currency remeasurement.
Included in the above balances as of December 31, 2025, are allowances for individually impaired receivables of EUR 189 million (2024: EUR 239 million).